Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Annual Rate
%

Computers and peripheral equipment	33
Office furniture and equipment	7-15
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Schedule of Intangible Assets Estimated Useful Lives	The estimated useful lives of the company’s intangible assets are as follows:
years
Selling Platform	3